BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2016 are as follows:

	FHLB Advances		Subordinated Debt	Total
	(Dollars in Thousands)
2017(1)	$66,338		$—	$66,338
2018	38,500		—	38,500
2019	39,000		—	39,000
2020(2)	39,500		—	39,500
2021	9,500		—	9,500
Thereafter	24,921	(3)	8,248	33,169
Total	$217,759		$8,248	$226,007
Weighted average rate	1.58%		2.66%	1.62%

(1) Includes FHLB advances of $21.5 million that are callable during 2017.
(2) Includes an FHLB advance of $3.0 million that is callable during 2017.
(3) Includes FHLB advances of $6.0 million that are callable during 2020.